STOCK OPTIONS (Details 2) - Employee Stock Option [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.00%	56.60%	58.40%	55.80%
Expected term (years)	2 years 8 months 12 days	3 years 8 months 12 days	3 years 4 months 24 days	3 years 6 months
Risk-free interest rate	1.10%	1.00%	1.00%	0.70%
Dividend yield	0.00%	0.00%	0.00%	0.00%